Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	22 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000266114
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PeakShares RMR Prime Equity ETF
C000249078
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PeakShares Sector Rotation ETF
Without Sales Load [Member] | C000266114
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.12%)
Without Sales Load [Member] | C000249078
Average Annual Return [Line Items]
Average Annual Return, Percent		10.68%	13.61%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		4.08%	4.52%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	0.73%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.99%	19.05%